N-2 $ in Millions	Sep. 17, 2025 USD ($)
Cover [Abstract]
Entity Central Index Key	0001782524
Amendment Flag	false
Securities Act File Number	814-01332
Document Type	8-K
Entity Registrant Name	Morgan Stanley Direct Lending Fund
Entity Address, Address Line One	1585 Broadway
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10036
City Area Code	212
Local Phone Number	761-4000
Entity Emerging Growth Company	false
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Long Term Debt [Table Text Block]
On September 17, 2025 (the “Closing Date”), North Haven Private Credit CLO 1 LLC (the “2025 Issuer”), an indirect, wholly owned and consolidated subsidiary of Morgan Stanley Direct Lending Fund (the “Company”), completed a $401.2 million term debt securitization (the “2025 Debt Securitization”). Term debt securitizations are also known as collateralized loan obligations and are a form of secured financing incurred by a subsidiary of the Company, which is consolidated by the Company and subject to the Company’s overall asset coverage requirement.
On the Closing Date and in connection with the 2025 Debt Securitization, the 2025 Issuer entered into a Purchase and Placement Agreement (the “Purchase and Placement Agreement”) with BNP Paribas Securities Corp. (“BNP Paribas”) and Morgan Stanley & Co. LLC (“MS&Co”), pursuant to which BNP Paribas and MS&Co agreed to purchase certain of the notes to be issued pursuant to an indenture as part of the 2025 Debt Securitization.
The notes offered and the loans incurred by the 2025 Issuer in connection with the 2025 Debt Securitization consist of $50,000,000 in
Class A-1
Loans (the
“Class A-1
Loans”) pursuant to the
Class A-1
Credit Agreement (as defined below), which bear interest at a rate of
3-month
Term SOFR plus 1.54%, and $182,000,000
Class A-1
Senior Secured Floating Rate Notes due 2037, which bear interest at a rate of
3-month
Term SOFR plus 1.54% (the
“Class A-1
Notes”, and together with the
Class A-1
Loans, the
“Class A-1
Debt”), $16,000,000
Class A-2
Senior Secured Floating Rate Notes due 2037, which bear interest at a rate of
3-month
Term SOFR plus 1.70%, (the
“Class A-2
Notes”, and together with the
Class A-1
Notes, the “Class A Notes”, and the Class A Notes together with the
Class A-1
Loans, the “Class A Debt”), $24,000,000 Class B Senior Secured Floating Rate Notes due 2037, which bear interest at a rate of
3-month
Term SOFR plus 1.90%, (the “Class B Notes”), $32,000,000 Class C Secured Deferrable Floating Rate Notes due 2037, which bear interest at a rate of
3-month
Term SOFR plus 2.40%, (the “Class C Notes”), $24,000,000 Class D Secured Deferrable Floating Rate Notes due 2037, which bear interest at a rate of
3-month
Term SOFR plus 3.55% (the “Class D Notes” and together with the Class A Notes, the Class B Notes and the Class C Notes the “Secured Notes”, and the “Secured Notes” together with the
Class A-1
Loans the “Secured Debt”) and $73,200,000 Subordinated Notes due 2125, which do not bear interest (the “Subordinated Notes”, and together with the Secured Notes, the “Notes”, and the Notes together with the
Class A-1
Loans, the “Debt”). The Company will indirectly retain all of the Subordinated Notes.
The 2025 Debt Securitization is backed by a diversified portfolio of senior secured and second lien loans. Through October 20, 2029, all principal collections received on the underlying collateral may be used by the 2025 Issuer to purchase new collateral under the direction of MS Capital Partners Adviser Inc., the Company’s investment adviser (“Investment Adviser”), in its capacity as collateral manager of the 2025 Issuer, in accordance with the Company’s investment strategy and subject to customary conditions set forth in the documents governing the 2025 Debt Securitization, allowing the Company to maintain the initial leverage in the 2025 Debt Securitization. The Secured Notes and Secured Loans are due, or mature on, October 20, 2037. The Subordinated Notes are due in October 2125.
Under the terms of the loan sale agreement entered into upon the Closing Date (the “Master Loan Sale Agreement”) that provided for the sale of assets on the Closing Date, the Company sold and/or contributed to the 2025 Issuer the remainder of its ownership interest in the portfolio company investments securing the 2025 Debt Securitization and participations for the purchase price and other consideration set forth in the Master Loan Sale Agreement. Following this transfer, the 2025 Issuer, and not the Company, holds all of the ownership interest in such portfolio company investments and participations. The Company made customary representations, warranties and covenants in these loan sale agreements.
The Secured Notes are the secured obligation of the 2025 Issuer, and the indenture governing the Secured Notes includes customary covenants and events of default. The Secured Notes have not been, and will not be, registered under the Securities Act of 1933, as amended, or any state “blue sky” laws and may not be offered or sold in the United States absent registration with the Securities and Exchange Commission or an applicable exemption from registration.
The descriptions of the documentation related to the 2025 Debt Securitization contained in this Current Report on Form
8-K
do not purport to be complete and are qualified in their entirety by reference to the underl
ying agreements, attached hereto as Exhibits 10.1, 10.2, 10.3 and 10.4 and incorporated by reference herein.

Long Term Debt, Principal	$ 401.2
Long Term Debt, Dividends and Covenants [Text Block]
The 2025 Debt Securitization is backed by a diversified portfolio of senior secured and second lien loans. Through October 20, 2029, all principal collections received on the underlying collateral may be used by the 2025 Issuer to purchase new collateral under the direction of MS Capital Partners Adviser Inc., the Company’s investment adviser (“Investment Adviser”), in its capacity as collateral manager of the 2025 Issuer, in accordance with the Company’s investment strategy and subject to customary conditions set forth in the documents governing the 2025 Debt Securitization, allowing the Company to maintain the initial leverage in the 2025 Debt Securitization. The Secured Notes and Secured Loans are due, or mature on, October 20, 2037. The Subordinated Notes are due in October 2125.